UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Prime Fund
March 31, 2014 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--99.8%	of Purchase (%)	Amount ($)	Value ($)
4/3/14	0.02	167,000,000	166,999,840
4/10/14	0.03	132,000,000	131,998,875
4/17/14	0.04	39,000,000	38,999,313
4/24/14	0.04	134,000,000	133,996,524
5/8/14	0.05	28,000,000	27,998,705
5/29/14	0.04	35,000,000	34,997,745
6/12/14	0.02	8,000,000	7,999,680
6/26/14	0.04	119,000,000	118,990,050
7/3/14	0.09	24,000,000	23,994,606
7/17/14	0.06	50,000,000	49,991,083
7/24/14	0.06	49,000,000	48,990,690
Total Investments (cost $784,957,111)		99.8%	784,957,111
Cash and Receivables (Net)		.2%	1,468,144
Net Assets		100.0%	786,425,255

At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	784,957,111
Level 3 - Significant Unobservable Inputs	-
Total	784,957,111

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Fund
March 31, 2014 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--18.2%	of Purchase (%)	Amount ($)	Value ($)
5/1/14	0.01	100,000,000	99,999,167
8/14/14	0.05	125,000,000	124,976,562
Total U.S. Treasury Bills
(cost $224,975,729)			224,975,729

U.S. Treasury Notes--16.0%
4/15/14	0.07	73,000,000	73,033,051
4/30/14	0.07	50,000,000	50,007,038
5/31/14	0.12	75,000,000	75,271,052
Total U.S. Treasury Notes
(cost $198,311,141)			198,311,141

Repurchase Agreements--65.6%
ABN AMRO Bank N.V.
dated 3/31/14, due 4/1/14 in the amount of
$150,000,208 (fully collateralized by $1,918,571 U.S.
Treasury Bonds, 8.50%, due 2/15/20, value $2,638,671,
$2,747,138 U.S. Treasury Inflation Protected
Securities, 0.13%, due 7/15/22, value $2,739,191 and
$145,921,239 U.S. Treasury Notes, 0.25%-4.50%, due
1/31/16-2/15/24, value $147,622,138)	0.05	150,000,000	150,000,000
Bank of Nova Scotia
dated 3/31/14, due 4/1/14 in the amount of
$200,000,333 (fully collateralized by $11,481,160
U.S. Treasury Bills, due 5/15/14-7/17/14, value
$11,479,411, $13,242,860 U.S. Treasury Bonds,
3.63%-7.88%, due 2/15/21-2/15/44, value $15,452,168,
$24,165,960 U.S. Treasury Inflation Protected

Securities, 0.63%-3.88%, due 1/15/21-2/15/40, value
$28,551,002 and $146,375,060 U.S. Treasury Notes,
0.25%-4.75%, due 8/31/14-2/15/24, value $148,517,426)		0.06	200,000,000	200,000,000
Barclays Capital, Inc.
dated 3/31/14, due 4/1/14 in the amount of
$163,000,272 (fully collateralized by $103,161 U.S	.
Treasury Inflation Protected Securities, 3.63%, due
4/15/28, value $205,733 and $293,151,117
U.S. Treasury Strips, due 5/15/17-2/15/44,
value $166,054,267)		0.06	163,000,000	163,000,000
BNP Paribas
dated 3/31/14, due 4/1/14 in the amount of
$100,000,139 (fully collateralized by $101,651,300
U.S. Treasury Notes, 0.38%-2.25%, due
6/30/15-3/31/21, value $102,000,090)		0.05	100,000,000	100,000,000
Citibank, NA
dated 3/31/14, due 4/1/14 in the amount of
$100,000,139 (fully collateralized by $100,463,300
U.S. Treasury Notes, 1%-4.25%, due 8/15/14-8/15/23,
value $102,000,022)		0.05	100,000,000	100,000,000
Credit Agricole CIB
dated 3/31/14, due 4/1/14 in the amount of
$100,000,139 (fully collateralized by $8,468,818 U.S.
Treasury Bonds, 2.75%-6.25%, due 5/15/30-8/15/42,
value $8,628,139, $41,582,720 U.S. Treasury Inflation
Protected Securities, 0.13%-3.88%, due
4/15/15-4/15/32, value $48,533,444 and $44,544,630
U.S. Treasury Notes, 0.63%-4.63%, due
2/15/17-12/31/18, value $44,838,421)		0.05	100,000,000	100,000,000
Total Repurchase Agreements
(cost $813,000,000)				813,000,000
Total Investments (cost $1,236,286,870)			99.8%	1,236,286,870
Cash and Receivables (Net)			.2%	2,154,230
Net Assets			100.0%	1,238,441,100

At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,236,286,870
Level 3 - Significant Unobservable Inputs	-
Total	1,236,286,870

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act.
Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Money Fund
March 31, 2014 (Unaudited)

Negotiable Bank Certificates of Deposit--28.3%	Principal Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.16% - 0.18%, 4/1/14 - 5/7/14	70,000,000		70,000,500
JPMorgan Chase Bank, N.A.
0.25%, 4/21/14	100,000,000		100,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.20% - 0.25%, 5/1/14 - 9/8/14	100,000,000		100,000,000
Norinchukin Bank (Yankee)
0.21%, 5/14/14	100,000,000		100,000,000
Royal Bank of Canada (Yankee)
0.25% - 0.28%, 4/1/14	100,000,000	a	100,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 7/23/14	100,000,000	b	100,000,000
Svenska Handelsbanken (Yankee)
0.20%, 7/21/14	50,000,000	b	50,000,770
Toronto Dominion Bank NY (Yankee)
0.21%, 4/22/14	50,000,000	a	50,000,000
Wells Fargo Bank, NA
0.21% - 0.25%, 4/1/14 - 6/9/14	130,000,000	a	130,000,000
Total Negotiable Bank Certificates of Deposit
(cost $800,001,270)			800,001,270
Commercial Paper--37.7%
ANZ International Ltd.
0.21%, 6/4/14	100,000,000	b	99,962,667
Bank of Nova Scotia
0.18%, 7/11/14	50,000,000		49,975,452
Commonwealth Bank of Australia
0.22% - 0.24%, 5/6/14 - 6/2/14	50,000,000	a,b	49,994,774
CPPIB Capital Inc.
0.17%, 5/16/14	100,000,000	b	99,978,750
Erste Abwicklungsanstalt
0.15% - 0.17%, 4/4/14 - 5/27/14	125,000,000		124,991,097

National Australia Funding (DE) Inc.
0.24%, 5/14/14	100,000,000	a,b	100,000,000
Nordea Bank AB
0.20%, 6/9/14 - 7/22/14	130,000,000	b	129,932,300
Prudential Funding LLC
0.05%, 4/1/14	100,000,000		100,000,000
Rabobank USA Financial Corp.
0.22%, 4/30/14	40,000,000		39,992,911
Sumitomo Mitsui Trust Bank
0.21%, 5/27/14	100,000,000	b	99,968,111
Svenska Handelsbanken Inc.
0.21%, 4/28/14	72,500,000	b	72,488,581
Westpac Banking Corp.
0.29%, 4/1/14	100,000,000	a,b	100,000,000
Total Commercial Paper

(cost $1,067,284,643)			1,067,284,643
Asset-Backed Commercial Paper--2.1%
Collateralized Commercial Paper Program Co., LLC
0.30%, 5/27/14	25,000,000		24,988,333
Regency Markets No. 1 LLC
0.15%, 4/23/14	33,981,000	b	33,977,885
Total Asset-Backed Commercial Paper
(cost $58,966,218)			58,966,218
Time Deposits--11.8%
Canadian Imperial Bank of Commerce (Grand Cayman)
0.01%, 4/1/14	54,000,000		54,000,000
Credit Agricole (Grand Cayman)
0.04%, 4/1/14	100,000,000		100,000,000
Lloyds Bank (London)
0.05%, 4/1/14	130,000,000		130,000,000
Natixis New York (Grand Cayman)
0.05%, 4/1/14	50,000,000		50,000,000
Total Time Deposits
(cost $334,000,000)			334,000,000
U.S. Treasury Bills--7.1%
0.11%, 4/24/14
(cost $199,986,583)	200,000,000		199,986,583
Repurchase Agreements--13.0%
ABN AMRO Bank N.V.
0.05%, dated 3/31/14, due 4/1/14 in the amount of
$150,000,208 (fully collateralized by$1,918,571 U.S.
Treasury Bonds, 8.50%, due 2/15/20, value $2,638,671,
$2,747,138 U.S. Treasury Inflation Protected
Securities, 0.13%, due 7/15/22, value $2,739,191 and
$145,921,239 U.S. Treasury Notes, 0.25%-4.50%, due
1/31/16-2/15/24, value $147,622,138)	150,000,000		150,000,000
Federal Reserve Bank of New York,
0.05%, dated 3/31/14, due 4/1/14 in the amount of
$154,000,214 (fully collateralized by $133,782,200
U.S. Treasury Bonds, 4.25%, due 5/15/39, value
$154,000,283)	154,000,000		154,000,000
HSBC USA Inc.

0.05%, dated 3/31/14, due 4/1/14 in the amount of
$65,000,090 (fully collateralized by $67,040,000 U.S.
Treasury Notes, 1.25%, due 10/31/18, value
$66,300,152)	65,000,000	65,000,000
Total Repurchase Agreements
(cost $369,000,000)		369,000,000
Total Investments (cost $2,829,238,714)	100.0%	2,829,238,714
Liabilities, Less Cash and Receivables	(.0%)	(233,555)
Net Assets	100.0%	2,829,005,159

a	Variable rate security--interest rate subject to periodic change.
b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to $936,303,838 or 33.1% of net assets.

At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,829,238,714
Level 3 - Significant Unobservable Inputs	-
Total	2,829,238,714

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	May 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)